Fees Summary	Jun. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,300,000
Previously Paid Amount	0
Total Fee Amount	1,576.93
Total Offset Amount	0
Net Fee	$ 1,576.93